Share based compensation	12 Months Ended
Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share based compensation
Share based compensation

The share based compensation expense for the Company's share option and Restricted Stock Unit ("RSU") plans recognized in the Consolidated Statement of Operations for the year ended December 31, 2016 was $7 million (2015: $8 million, 2014: $10 million). The grant-date fair value of employee share options and similar instruments is estimated using the Black-Scholes option-pricing model. The grant date fair value of the RSU is determined as the market trading price on that date. The fair value of the awards expected to vest is recognized as compensation cost straight-line over the vesting period.

As at December 31, 2016 there was a total of $21 million in unrecognized compensation costs related to non-vested Company's Options and RSU plans which is expected to be recognized over weighted average period of 1.8 years.

Share Options

The Company's shareholders have authorized the Board to establish and maintain Option Schemes in order to encourage the Company's directors, officers and other employees to hold shares in the Company. The Option Scheme for U.S. employees will expire in December 2018, whereas the Option Scheme for international employees expired in December 2016. On February16, 2017, the Board approved a new Share Option Scheme that will expire in February 2027. The Option Schemes permit the Board, at its discretion, to grant options to acquire shares in the Company to employees and directors of the Company or its subsidiaries.  The options are not transferable. The subscription price is at the discretion of the Board, provided the subscription price is never reduced below the par value of the share. The subscription price for certain options granted under the Option Schemes will be reduced by the amount of all dividends declared by the Company in the period from the date of grant until the date the option is exercised. Options granted under the Option Schemes will vest at a date determined by the board at the date of the grant.  The options granted under the plan to date vest over a period of one to five years.  There is no maximum number of shares authorized for awards of equity share options and authorized, unissued or treasury shares of the Company may be used to satisfy exercised options.

The following table summarizes share option transactions related to the Seadrill Scheme in 2016, 2015 and 2014:

	December 31, 2016		December 31, 2015		December 31, 2014
	Options	Weighted average exercise price $	Options	Weighted average exercise price $	Options	Weighted average exercise price $
Outstanding at beginning of year	2,015,171	28.53	2,241,116	35.10	2,838,758	28.53
Granted	—	—	710,000	12.04	—	—
Exercised	—	—	—	—	(461,477)	20.19
Forfeited	(1,067,671)	35.29	(935,945)	32.81	(136,165)	34.57
Outstanding at end of year	947,500	20.08	2,015,171	28.53	2,241,116	35.10
Exercisable at end of year	412,917	25.79	882,152	36.14	1,169,584	27.38

Options granted in November 2010 had exercise prices of NOK192.90 ($31.40) for American citizens or residents and NOK185.20 ($31.06) for non-Americans. They were exercisable one fifth each year beginning 12 months after they were granted and expired in December 2015.

Options granted in November 2011 had exercise prices of NOK202.10 ($34.68) and can be exercised one fourth at a time, after the first 18, 36, 48 and 60 months from the grant date. They expired in December 2016.

Options granted during 2012 had exercise prices, ranging from NOK205.30 to NOK224.53. They have the same exercise schedule as the 2011’s grants and expire between December 2016 and December 2017. The weighted average fair value of the options granted in 2012 was $7.06.

Options granted in October 2013 had an exercise prices ranging from NOK249 to NOK273 and can be exercised one fourth at a time after 13, 25, 37 and 49 months from the grant date. The weighted average fair value of the options granted in October 2013 was $10.23.

Options granted in December 2015 had an exercise price of NOK93.70 and can be exercised one third at a time after 12, 24 and 36 months. They expire in May 2020. The weighted average fair value of the options granted in December 2015 was $3.33.

The grant-date fair value of employee share options is estimated using the Black-Scholes option-pricing model with the following assumptions used in estimating fair value for grants issued 2015: 1.6% risk-free interest rate, volatility of 34.8%, 0% dividend yield and an expected option term of three years, six months. The risk-free interest rates were estimated using the US Treasury yield curve in effect at the time of grant for instruments with a similar life. The dividend yield has been estimated at 0% as the exercise price is reduced by all dividends declared by the Company from the date of grant to the exercise date. It is also assumed that 100% of options granted will vest.

There were 947,500 options outstanding at December 31, 2016 (2015: 2,015,171). Their weighted average remaining contractual life was 34 months (2015: 22 months).

During 2016 the total intrinsic value of options exercised was nil (2015: $0 million, 2014: $9 million) on the day of exercise. The intrinsic value of options fully vested but not exercised at December 31, 2016 was zero since the weighted average exercise price per share exceeded the market price of the Company's shares as at that date.

Restricted Stock Units

Under the terms of the RSU plans, the holder of an award is entitled to receive a share in the Company if they are still employed at the end of the three year vesting period. There is no requirement for the holder to pay for the share on the grant date or upon the vesting of the award. In addition, the holders are entitled to receive an amount equal to the ordinary dividends declared and paid on the Company shares during the vesting period.

Seadrill Restricted Stock Units

The following table summarizes the RSU activity for the Company for the years ended December 31, 2016, 2015 and 2014:

Restricted Stock Units - Seadrill	December 31, 2016	December 31, 2015	December 31, 2014
Outstanding at beginning of year	1,402,980	525,210	373,700
Granted	4,349,158	937,970	162,560
Settled	(249,050)	—	—
Forfeited	(316,364)	(60,200)	(11,050)
Outstanding at end of year	5,186,724	1,402,980	525,210

On October 1, 2013, the Board of the Company approved 373,700 awards under the Company`s Restricted Stock Units “RSU” plan. The fair value on the date of grant was $46.07. These awards were settled in December 2016.

In December 2014, the Board of the Company approved 162,560 awards under the Company’s RSU plan. The fair value on the date of grant was $11.00.

In May 2015, the Board of the Company granted 28,000 awards under the Company's RSU plan. In December 2015, the Board of the Company approved further 909,970 awards under the Company’s RSU plan. The fair value on the date of grant was $11.91 and $3.67, respectively.

In April 2016, the Board of the Company granted 2,066,658 awards under the Company's RSU plan. In December 2016, the Board of the Company granted additional 2,282,500 awards under the RSU's plan. The fair value on the date of grant was $3.82 and $3.81, respectively.

NADL Restricted Stock Units

The following table summarizes the RSU activity for NADL for the years ended December 31, 2016, 2015 and 2014:

Restricted Stock Units - NADL	December 31, 2016	December 31, 2015	December 31, 2014
Outstanding at beginning of year	174,583	253,870	278,778
Granted	270,653	1,587,719	—
Settled	(20,837)	—	—
Adjustment (1)	—	(1,571,251)	—
Forfeited	(10,697)	(95,755)	(24,908)
Outstanding at end of year	413,702	174,583	253,870

(1)	Adjustment relates to NADL's reverse stock split in December 2015, as discussed above.

On November 7, 2013, the Board of the Company's consolidated subsidiary, NADL, approved 278,778 awards under NADL`s RSU plan with a fair value based on the market share price on grant date of $96.50. These awards were settled in December 2016.

In January 2015, the Board of NADL granted 109,219 awards and in December 2015, an additional 1,478,500 awards under NADL's RSU plan. The fair value on the date of grant was $14.10 and $3.70, respectively.

In December 2015 the shareholders of NADL in a special general meeting approved a capital reorganization including a 1-for-10 reverse stock split of the Company’s issued and outstanding common shares and reducing par value from $5.00 to $0.10. As a result of the capital restructuring the number of RSUs has been adjusted by 1,571,250 units.

In April 2016, the Board of NADL granted 118,653 awards and in December 2016, an additional 152,000 awards under the NADL's RSU plan. The fair value on the date of grant was $2.95 and $3.62, respectively.